Other Financial Items (Tables)	6 Months Ended
Jun. 30, 2016
Other Income and Expenses [Abstract]
Schedule of Other Financial Items
Other financial items comprise of the following:

(in thousands of $)	Six months ended June 30,
	2016	2015
Mark-to-market adjustment for interest rate swap derivatives	(29,390)	(6,598)
Interest expense on undesignated interest rate swaps	(5,741)	(8,381)
Mark-to-market adjustment for equity derivatives	3,362	34,887
Impairment of loan *	(7,627)	—
Financing arrangement fees and other costs	(75)	(356)
Amortization of deferred financing costs and debt guarantee (note 2)	(15,470)	178
Others	(1,410)	(879)
	(56,351)	18,851

* Given the announcement during the period of a negative Final Investment Decision from the Douglas Channel Project consortium, we reassessed the recoverability of the loan and accrued interest receivables from the Douglas Channel LNG Assets Partnership ("DCLAP") and concluded that DCLAP would not have the means to satisfy its obligations under the loan. Accordingly, we recognized an impairment charge of $7.6 million in 2016.